Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		€ 19,482	[1]	€ 18,121	[2]	€ 17,780
CHINA
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	353		959
Revenue	[4]	2,707		2,380		2,322
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	340		353		959
GERMANY
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	263		270
Revenue	[4]	1,087		1,032		1,011
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	308		263		270
FRANCE
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	30		33
Revenue	[4]	505		519		530
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	46		30		33
Foreign countries [member]
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	13,805		12,644
Revenue	[4]	19,482		18,121		17,780
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	14,986		13,805		12,644
INDIA
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue	[4]			498		425
JAPAN
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	491		457
Revenue	[4]	1,186		1,045		1,059
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	550		491		457
KOREA, REPUBLIC OF
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	3		100
Revenue	[4]	470
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	611		3		100
NETHERLANDS
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	1,666		1,154
Revenue	[4]	522		510		414
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	2,148		1,666		1,154
Other countries [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	1,506		1,263
Revenue	[4]	6,338		6,087		5,935
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	1,119		1,506		1,263
UNITED STATES
Information by segment and main country - Text Details (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[3]	9,493		8,408
Revenue	[4]	6,667		6,050		6,084
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[3]	€ 9,864		€ 9,493		€ 8,408

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[3]	Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill
[4]	The sales are reported based on country of destination.